Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions

NOTE 6 - PARTY-IN-INTEREST TRANSACTIONS

The Plan allows transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan, including the Bank and Fidelity Management Trust Company ("Fidelity"), the trustee of the Plan. The Plan invests in common stock of Prosperity Bancshares, Inc. and a money market account at the Bank, and certain investments in mutual funds and collective investment trusts managed by entities affiliated with Fidelity. These transactions, as well as notes receivable from participants qualify as party-in-interest transactions. These transactions are covered by an exemption from the prohibited transaction provisions.